Label	Element	Value
BNY Mellon Active International Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the Predecessor Fund's most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 80.17% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	80.17%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests principally in securities of companies located in countries outside the United States (foreign companies). Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States. The fund ordinarily invests in at least three countries (other than the United States) and is not geographically limited in its investment selection. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization, with a greater emphasis on large- and mid-capitalization companies. The fund’s investments denominated in foreign currencies are normally unhedged to the U.S. dollar.

The fund's sub-adviser, Newton Investment Management North America, LLC (sub-adviser), identifies potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• valuation: the sub-adviser considers a company’s market price in relation to its earnings, cash flows, balance sheet profile, and long-term durability to assess return potential, downside risk, and appropriate portfolio sizing;

• sound business fundamentals: the sub-adviser analyzes a company's balance sheet, income, and cash flow data to determine the company's financial history and current status; and

• positive business momentum: the sub-adviser analyzes momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company’s business momentum is expected to be short-term in nature and already reflected in the company’s stock price, or expected to lead to longer-term stock price appreciation.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries and/or sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the MSCI EAFE® Index, a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the Predecessor Fund to those of the MSCI EAFE® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2022, Q4: 19.82 Worst Quarter 2020, Q1: (24.00) The year-to-date total return of the Predecessor Fund's Class M shares as of June 30, 2026 was 10.80%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/25
BNY Mellon Active International Equity ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Active International Equity ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Active International Equity ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Active International Equity ETF | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

BNY Mellon Active International Equity ETF | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

BNY Mellon Active International Equity ETF | · Large-cap stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Large-cap stock risk: The fund may underperform funds that invest significantly in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.

BNY Mellon Active International Equity ETF | · Midsize company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

BNY Mellon Active International Equity ETF | · Region, country, company, industry and market sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Region, country, company, industry and market sector risk: To the extent the fund may overweight its investments in certain regions, countries, companies, industries and/or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those regions, countries, companies, industries and/or sectors.

BNY Mellon Active International Equity ETF | · United Kingdom risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• United Kingdom risk: To the extent the fund invests significantly in the securities of U.K. issuers, its performance will be influenced by political, social and economic factors affecting the U.K. The U.K. has one of the largest economies in Europe, and other European countries and the United States are substantial trading partners of the U.K. As a result, the U.K. economy may be impacted by changes to the economic condition of other European countries and the United States. Investments in the U.K. may also be subject to risks associated with uncertainties surrounding the U.K.’s exit from the EU single market and customs union (commonly referred to as “Brexit”). The U.K. economy relies heavily on the export of financial services to other European countries and the United States, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the U.K. economy.

BNY Mellon Active International Equity ETF | · Japan risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Japan risk: To the extent the fund invests significantly in the securities of Japanese companies, its performance will be influenced by political, social and economic factors affecting Japan. From the late 1990's, Japan's economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. The Japanese economy is more dependent on international trade than the United States, and can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.

BNY Mellon Active International Equity ETF | · Financials sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Financials sector risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

BNY Mellon Active International Equity ETF | · Industrials sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Industrials sector risk: Companies in the industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

BNY Mellon Active International Equity ETF | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

BNY Mellon Active International Equity ETF | · Issuer risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

BNY Mellon Active International Equity ETF | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disaster, the spread of infectious illness and other public health issues, or other events could have a significant impact on the fund and its investments.

BNY Mellon Active International Equity ETF | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal, may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

BNY Mellon Active International Equity ETF | · Authorized participants, market makers and liquidity providers risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon Active International Equity ETF | · Fluctuation of net asset value, share premiums and discounts risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon Active International Equity ETF | · Trading issues risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Active International Equity ETF | MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
BNY Mellon Active International Equity ETF | BNY Mellon Active International Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 689

[1]	It is currently contemplated that, effective on or about December 11, 2026, BNY Mellon International Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, will be reorganized into the fund (Reorganization). If deemed advisable by management, the Predecessor Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the Reorganization to approximate the net asset value per share of the fund. If a share split is effected, the Reorganization is expected to occur on or about December 18, 2026. The fund will commence operations upon the completion of the Reorganization and will continue the operations of the Predecessor Fund. The “Annual Fund Operating Expenses” have been restated to reflect the fund’s expected fees and expenses for the current fiscal year.